Operating Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Leases
9. Operating Leases
The Company charters-in vessels from other vessel owners on time-charter-in contracts, whereby the vessel owner provides use of the vessel to the Company, and, in the case of time-charter-in contracts, also operates the vessel for the Company. A time-charter-in contract is typically for a fixed period of time, although in certain cases the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate for time charters during periods the vessel is not able to operate.

In March 2021, the charter contracts relating to the Suksan Salamander FSO unit were novated to Altera, and the in-charter contract relating to the unit was terminated at the same time. This contract termination resulted in the Company derecognizing the associated right-of-use asset and liability of $29.7 million and $29.5 million, respectively.

On March 27, 2020, concurrently with the Petrojarl Foinaven FPSO transaction with BP described in Note 2, the Company sold its subsidiary Golar-Nor (UK) Limited (or Golar-Nor) to Altera for a nominal amount plus outstanding working capital. Golar-Nor was in-chartering the Petroatlantic and Petronordic shuttle tankers. This transaction resulted in the Company derecognizing right-of-use assets and lease liabilities totaling $50.7 million and $50.7 million, respectively.
For the year ended December 31, 2021, the Company incurred $12.9 million of time-charter expenses related to time-charter-in contracts with an original term of more than one year, of which $5.5 million was allocable to the lease component and $7.4 million was allocable to the non-lease component. The amounts allocable to the lease component approximate the cash paid for the amounts included in lease liabilities and are reflected as a reduction in operating cash flows for the year ended December 31, 2021. Five of Teekay Tankers' time-charter-in contracts each have an option to extend the charter for an additional one-year term. Since it is not reasonably certain that Teekay Tankers will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2021, the weighted-average remaining lease term and weighted-average discount rate for these time-charter-in contracts were 1.5 years and 4.3%, respectively.

For the year ended December 31, 2021, the Company incurred $2.5 million of time-charter hire expenses related to time-charter-in contracts with an original term of one year or less.

During the year ended December 31, 2021, Teekay Tankers chartered-in two Aframax vessels, one LR2 vessel and one lightering support vessel for a period of 24 months, which resulted in the Company recognizing right-of-use assets and lease liabilities totaling $16.4 million and $16.4 million, respectively, during 2021.

During the year ended December 31, 2020, Teekay Tankers chartered-in one lightering support vessel for a period of 24 months, which resulted in the Company recognizing right-of-use assets and lease liabilities totaling $0.8 million and $0.8 million, respectively. In December 2020, Teekay Tankers entered into a time charter-in contract for one Aframax tanker newbuilding for a period of seven years, with three additional one-year extension options, which is expected to be delivered to Teekay Tankers in the fourth quarter of 2022. The Company expects to recognize a right-of-use asset and lease liability upon delivery of the vessel.

A maturity analysis of the Company’s operating lease liabilities, excluding such amounts related to discontinued operations (see Note 23), from time-charter-in contracts (excluding short-term leases) at December 31, 2021 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2022	9,825	13,303	23,128
2023	4,947	6,404	11,351
Total payments	14,772	19,707	34,479
Less: imputed interest	(515)
Carrying value of operating lease liabilities	14,257
Less: current portion	(9,389)
Carrying value of long-term operating lease liabilities	4,868

As at December 31, 2021, the total minimum commitments to be incurred by the Company under time-charter-in contracts were approximately $24.8 million (2022), $18.2 million (2023), $6.8 million (2024), $6.8 million (2025) and $17.8 million (thereafter), including one Aframax tanker newbuilding expected to be delivered to the Company in the fourth quarter of 2022 to commence a seven-year time charter-in contract.